Property and Equipment, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
12	Property and equipment, net

The components of property and equipment were as follows:

(In USD)

As at	Estimated useful life	September 30, 2024	March 31, 2024

Devices	3 - 5 years	$3,174,735	$3,274,998
Computer equipments	2 - 7 years	562,892	603,864
Office equipments	3 - 10 years	233,994	245,545
Furniture and fixtures	10 years	1,755	7,398
Total, at cost		3,973,376	4,131,805
Less: Accumulated depreciation		(2,710,663)	(2,572,825)
		$1,262,713	$1,558,980
Right-of-use assets under finance leases:

Vehicles, at cost		$4,096,932	$4,117,406
Accumulated depreciation		(4,096,932)	(4,117,406)
		$-	$-
Total property and equipment, net		$1,262,713	$1,558,980

Depreciation expense for the three months and six months ended September 30, 2024 was $100,815 and $213,163 respectively and for the three and six months ended September 30, 2023 was $255,126 and $510,607 respectively. Depreciation expense has been shown under cost of revenue amounting to $74,306 and $149,179 for the three months and six months ended September 30, 2024 respectively ($210,435 and $419,370 respectively for three months and six month ended September 30, 2023) and under General and administrative expenses amounting to $26,509 and $63,984 for the three months and six months ended September 30, 2024 respectively ($44,691 and $91,237 respectively for three months and six month ended September 30, 2023). Vehicles are pledged against debt from financial institutions. There is no change in useful life of the assets during the year.

As of September 30, 2024 and March 31, 2024 , the Company believes no impairment exists because the long-lived asset’s future undiscounted net cash flows expected to be generated exceeds its carrying value; however, there can be no assurances that long-lived assets will not be impaired in future periods.

11	Property and equipment, net

The components of property and equipment were as follows:

(In USD)
As at	Estimated useful life	March 31, 2024	March 31, 2023

Devices	3 - 5 years	$3,274,998	$3,402,749
Computer equipments	2 - 7 years	603,864	873,178
Office equipments	3 - 10 years	245,545	452,489
Furniture and fixtures	10 years	7,398	10,287
Total, at cost		4,131,805	4,738,703
Less: Accumulated depreciation		(2,572,825)	(2,010,180)
		1,558,980	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,117,406	$4,179,272
Accumulated depreciation		(4,117,406)	(4,179,272)
		-	-

Total property and equipment, net		1,558,980	2,728,523

Depreciation expense for the year ended March 31, 2024 and March 31, 2023 was $994,640 and $699,091 respectively. Depreciation expense has been shown under cost of revenue amounting to $828,111 and $337,010 for the year ended March 31, 2024 and March 31, 2023 respectively and under General and administrative expenses amounting to $166,529 and $362,081 for the year ended March 31, 2024 and March 31, 2023 respectively. Vehicles are pledged against debt from financial institutions. There is no change in useful life of the assets during the year.

As of March 31, 2024 and March 31, 2023, the Company believes no  impairment exists because the long-lived asset’s future undiscounted net cash flows expected to be generated exceeds its carrying value; however, there can be no assurances that long-lived assets will not be impaired in future periods.